Consolidated Statements of Operations (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Consolidated Statements of Operations
Share-based compensation expenses	$ 9,057	57,003	22,211	7,553